Subsequent Events - Additional Information (Detail) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) Awards shares Flights	Dec. 31, 2021
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Flights Cancelled | Flights	1,300
Cancelled Flights Expressed As Percentage Against Scheduled Flights	4.00%
Year Of Increase Decrease In Fuel Cost		February 2022
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Non-vested stock, number of awards approved | Awards	3
Non-vested stock, grant | shares	25,643
Estimated fair vaule	$ 2.4
Estimated compensation cost for next year	$ 1.1
Non-vested stock, vesting period	vest over a period of three to five years.